CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUE	$ 0	$ 0	$ 4,360,087	$ 0	$ 0	$ 121,939
COST OF SALES					0	69,726
GROSS PROFIT					0	52,213
OPERATING EXPENSES-
RESEARCH AND DEVELOPMENT EXPENSES	1,272,537	868,584	3,406,996	3,094,123	3,969,972	2,033,726
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,588,823	994,221	4,253,997	4,934,085	6,476,176	4,844,415
SELLING AND TRANSACTIONAL COSTS FOR DIGITAL ASSETS	164,093	0	3,436,955	0
Total operating expenses	3,025,453	1,862,805	11,097,948	8,028,208
OPERATING LOSS	(3,025,453)	(1,862,805)	(6,737,861)	(8,028,208)	(10,446,148)	(6,825,928)
OTHER INCOME (EXPENSE):
Interest expense	(239,760)	(5,228,058)	(8,024,709)	(9,735,604)	(14,914,065)	(6,094,682)
Other income	261,927	0	261,927	0	0	65,769
(Loss) on debt settlements					0	(707,800)
Total other (expense), net	22,167	(5,228,058)	(7,762,782)	(9,735,604)	(14,914,065)	(6,736,713)
LOSS BEFORE INCOME TAXES	(3,003,286)	(7,090,863)	(14,500,643)	(17,763,812)	(25,360,213)	(13,562,641)
Income tax expense	0	0	0	0	0	0
NET LOSS	$ (3,003,286)	$ (7,090,863)	$ (14,500,643)	$ (17,763,812)	$ (25,360,213)	$ (13,562,641)
Basic and diluted loss per share	$ (0.07)	$ (0.23)	$ (0.37)	$ (0.64)	$ (0.86)	$ (0.62)
Weighted average shares of common stock outstanding- basic and diluted	43,760,904	31,052,229	39,032,860	27,651,679	29,370,596	21,791,058